Accrued Liabilities	12 Months Ended
Dec. 31, 2013
Accrued Liabilities
Accrued Liabilities

5. Accrued Liabilities

        Accrued expenses consist of the following:

	December 31,
(in thousands)	2013	2012
Payroll and employee-related costs	$100	$302
Research and development costs	698	333
Professional	215	—
Other	155	129

Total Accrued Expenses	$1,168	$764